Pension Plans and Other Postretirement Benefits	6 Months Ended	12 Months Ended
	Mar. 24, 2012	Sep. 24, 2011
Pension Plans and Other Postretirement Benefits [Abstract]
Employee Benefit Plans
12.	Pension Plans and Other Postretirement Benefits
The following table provides the components of net periodic benefit costs:

	Pension Benefits
	Three Months Ended		Six Months Ended
	March 24, 2012	March 26, 2011	March 24, 2012	March 26, 2011
Interest cost	$1,577	$1,705	$3,155	$3,411
Expected return on plan assets	(1,416)	(1,573)	(2,833)	(3,147)
Recognized net actuarial loss	1,318	1,180	2,636	2,360

Net periodic benefit cost	$1,479	$1,312	$2,958	$2,624

	Postretirement Benefits
	Three Months Ended		Six Months Ended
	March 24, 2012	March 26, 2011	March 24, 2012	March 26, 2011
Service Cost	$2	$2	$3	$4
Interest cost	200	213	401	427
Amortization of prior service costs	(122)	(122)	(244)	(244)
Recognized net actuarial loss	-	(9)	-	(18)

Net periodic benefit cost	$80	$84	$160	$169

There are no projected minimum employer cash contribution requirements under ERISA laws for fiscal 2012 under our defined benefit pension plan. The projected annual contribution requirements related to the Partnership's postretirement health care and life insurance benefit plan for fiscal 2012 is $1,669, of which $812 has been contributed during the six months ended March 24, 2012.

9. Employee Benefit Plans

Defined Contribution Plan. The Partnership has an employee Retirement Savings and Investment Plan (the “401(k) Plan”) covering most employees. Employer matching contributions relating to the 401(k) Plan are a percentage of the participating employees' elective contributions. The percentage of the Partnership's contributions are based on a sliding scale depending on the Partnership's achievement of annual performance targets. These contributions totaled $1,201, $2,504 and $5,676 for fiscal 2011, 2010 and 2009, respectively.

Defined Pension and Retiree Health and Life Benefits Arrangements

Pension Benefits. The Partnership has a noncontributory defined benefit pension plan which was originally designed to cover all eligible employees of the Partnership who met certain requirements as to age and length of service. Effective January 1, 1998, the Partnership amended its defined benefit pension plan to provide benefits under a cash balance formula as compared to a final average pay formula which was in effect prior to January 1, 1998. Effective January 1, 2000, participation in the defined benefit pension plan was limited to eligible existing participants on that date with no new participants eligible to participate in the plan. On September 20, 2002, the Board of Supervisors approved an amendment to the defined benefit pension plan whereby, effective January 1, 2003, future service credits ceased and eligible employees receive interest credits only toward their ultimate retirement benefit.

Contributions, as needed, are made to a trust maintained by the Partnership. Contributions to the defined benefit pension plan are made by the Partnership in accordance with the Employee Retirement Income Security Act of 1974 minimum funding standards plus additional amounts made at the discretion of the Partnership, which may be determined from time to time. There were no minimum funding requirements for the defined benefit pension plan for fiscal 2011, 2010 or 2009. During the last decade, cash balance plans came under increased scrutiny which resulted in litigation pertaining to the cash balance feature and the Internal Revenue Service (“IRS”) issued additional regulations governing these types of plans. In fiscal 2010, the IRS completed its review of the Partnership's defined benefit pension plan and issued a favorable determination letter pertaining to the cash balance formula. However, there can be no assurances that future legislative developments will not have an adverse effect on the Partnership's results of operations or cash flows.

Retiree Health and Life Benefits. The Partnership provides postretirement health care and life insurance benefits for certain retired employees. Partnership employees hired prior to July 1993 are eligible for postretirement life insurance benefits if they reach a specified retirement age while working for the Partnership. Partnership employees hired prior to July 1993 and who retired prior to March 1998 are eligible for postretirement health care benefits if they reached a specified retirement age while working for the Partnership. Effective January 1, 2000, the Partnership terminated its postretirement health care benefit plan for all eligible employees retiring after March 1, 1998. All active employees who were eligible to receive health care benefits under the postretirement plan subsequent to March 1, 1998, were provided an increase to their accumulated benefits under the cash balance pension plan. The Partnership's postretirement health care and life insurance benefit plans are unfunded. Effective January 1, 2006, the Partnership changed its postretirement health care plan from a self-insured program to one that is fully insured under which the Partnership pays a portion of the insurance premium on behalf of the eligible participants.

The Partnership recognizes the funded status of pension and other postretirement benefit plans as an asset or liability on the balance sheet and recognizes changes in the funded status in comprehensive income (loss) in the year the changes occur. The Partnership uses the date of its consolidated financial statements as the measurement date of plan assets and obligations.

Projected Benefit Obligation, Fair Value of Plan Assets and Funded Status. The following tables provide a reconciliation of the changes in the benefit obligations and the fair value of the plan assets for fiscal 2011 and 2010 and a statement of the funded status for both years. Under the Partnership's cash balance defined benefit pension plan, the accumulated benefit obligation and the projected benefit obligation are the same.

	Pension Benefits		Retiree Health and Life Benefits
	2011	2010	2011	2010
Reconciliation of benefit obligations:
Benefit obligation at beginning of year	$157,626	$157,187	$20,932	$21,127
Service cost	-	-	7	7
Interest cost	6,822	7,503	855	1,013
Actuarial loss	9,165	9,059	631	285
Lump sum benefits paid	(6,365)	(7,889)	-	-
Ordinary benefits paid	(8,129)	(8,234)	(1,530)	(1,500)
Benefit obligation at end of year	$159,119	$157,626	$20,895	$20,932

Reconciliation of fair value of plan assets:
Fair value of plan assets at beginning of year	$139,889	$140,055	$-	$-
Actual return on plan assets	7,503	15,957	-	-
Employer contributions	-	-	1,530	1,500
Lump-sum benefits paid	(6,365)	(7,889)	-	-
Ordinary benefits paid	(8,129)	(8,234)	(1,530)	(1,500)
Fair value of plan assets at end of year	$132,898	$139,889	$-	$-

Funded status:
Funded status at end of year	$(26,221)	$(17,737)	$(20,895)	$(20,932)

Amounts recognized in consolidated balance
sheets consist of:
Net amount recognized at end of year	$(26,221)	$(17,737)	$(20,895)	$(20,932)
Less: Current portion	-	-	1,669	1,620
Non-current benefit liability	$(26,221)	$(17,737)	$(19,226)	$(19,312)

Amounts not yet recognized in net periodic benefit cost and included in accumulated other comprehensive income (loss):
Actuarial net (loss) gain	$(59,502)	$(56,267)	$1,825	$2,492
Prior service credits	-	-	2,358	2,848
Net amount recognized in accumulated other comprehensive (loss) income	$(59,502)	$(56,267)	$4,183	$5,340

Amounts recognized in other comprehensive income consisted of net actuarial losses of $7,957 and $1,181 for pension benefits for fiscal 2011 and 2010, respectively. Amounts recognized in other comprehensive income consisted of net actuarial losses of $631 and $285 for other postretirement benefits for fiscal 2011 and 2010, respectively. The losses (gains) in accumulated other comprehensive loss as of September 24, 2011 that are expected to be recognized as components of net periodic benefit costs during fiscal 2012 are $5,271 and $(465) for pension and other postretirement benefits, respectively.

Plan Assets. The Partnership's investment policies and strategies, as set forth in the Investment Management Policy and Guidelines, are monitored by a Benefits Committee comprised of five members of management. The Partnership employs a liability driven investment strategy, which seeks to increase the correlation of the plan's assets and liabilities to reduce the volatility of the plan's funded status. This strategy has resulted in an asset allocation that is largely comprised of investments in funds of fixed income securities. The target asset mix is as follows: (i) fixed income securities portion of the portfolio should range between 75% and 95%; and (ii) equity securities portion of the portfolio should range between 5% and 25%.

The following table presents the actual allocation of assets held in trust as of September 24, 2011 and September 25, 2010:

	2011	2010

Fixed income securities	88%	86%
Equity securities	12%	14%
	100%	100%

The fair values of the Partnership's pension plan assets are measured using Level 2 inputs. The assets of the defined benefit pension plan have no significant concentration of risk and there are no restrictions on these investments.

The following table describes the measurement of the Partnership's pension plan assets by asset category:

	As of September 24, 2011	As of September 25, 2010
Short term investments (1)	$1,439	$1,259

Equity securities: (1) (2)
Domestic	10,823	13,042
International	5,342	6,563

Fixed income securities (1) (3)	115,294	119,025
	$132,898	$139,889

(1)	Includes funds which are not publicly traded and are valued at the net asset value of the units provided by the fund issuer.
(2)	Includes funds which invest primarily in a diversified portfolio of publicly traded US and Non-US common stock.
(3)	Includes funds which invest primarily in publicly traded and non-publicly traded, investment grade corporate bonds, U.S. government bonds and asset-backed securities.

Projected Contributions and Benefit Payments. There are no projected minimum funding requirements under the Partnership's defined benefit pension plan for fiscal 2012. Estimated future benefit payments for both pension and retiree health and life benefits are as follows:

Fiscal Year	Pension Benefits	Retiree Health and Life Benefits
2012	$27,452	$1,669
2013	13,804	1,603
2014	13,303	1,540
2015	12,494	1,466
2016	12,079	1,382
2017 through 2021	51,118	5,553

Estimated future pension benefit payments assumes that age 65 or older active and non-active eligible participants in the pension plan that had not received a benefit payment prior to fiscal 2012 will elect to receive a benefit payment in fiscal 2012. In addition, for all periods presented, estimated future pension benefit payments assumes that participants will elect a lump sum payment in the fiscal year that the participant becomes eligible to receive benefits.

Effect on Operations. The following table provides the components of net periodic benefit costs included in operating expenses for fiscal 2011, 2010 and 2009:

	Pension Benefits			Retiree Health and Life Benefits
	2011	2010	2009	2011	2010	2009

Service cost	$-	$-	$-	$7	$7	$4
Interest cost	6,822	7,503	9,487	855	1,013	1,381
Expected return on plan assets	(6,295)	(8,080)	(9,205)	-	-	-
Amortization of prior service credit	-	-	-	(490)	(490)	(490)
Settlement charge	-	2,818	-	-	-	-
Recognized net actuarial loss	4,721	5,374	4,050	(35)	(65)	(312)
Net periodic benefit costs	$5,248	$7,615	$4,332	$337	$465	$583

During fiscal 2010, lump sum pension settlement payments to either terminated or retired individuals amounted to $7,889, which exceeded the settlement threshold (combined service and interest costs of net periodic pension cost) of $7,503 for fiscal 2010, and as a result, the Partnership was required to recognize a non-cash settlement charge of $2,818 during fiscal 2010. The non-cash charge was required to accelerate recognition of a portion of cumulative unamortized losses in the defined benefit pension plan. During fiscal 2011 and 2009, the amount of the pension benefit obligation settled through lump sum payments did not exceed the settlement threshold; therefore, a settlement charge was not required to be recognized in either of those fiscal years.

Actuarial Assumptions. The assumptions used in the measurement of the Partnership's benefit obligations as of September 24, 2011 and September 25, 2010 are shown in the following table:

	Pension Benefits		Retiree Health and Life Benefits
	2011	2010	2011	2010

Weighted-average discount rate	4.375%	4.750%	4.000%	4.250%
Average rate of compensation increase	n/a	n/a	n/a	n/a

The assumptions used in the measurement of net periodic pension benefit and postretirement benefit costs for fiscal 2011, 2010 and 2009 are shown in the following table:

	Pension Benefits			Retiree Health and Life Benefits
	2011	2010	2009	2011	2010	2009

Weighted-average discount rate	4.750%	5.125%	7.625%	4.250%	5.000%	7.625%
Average rate of compensation increase	n/a	n/a	n/a	n/a	n/a	n/a
Weighted-average expected long- term rate of return on plan assets	5.000%	6.250%	7.390%	n/a	n/a	n/a
Health care cost trend	n/a	n/a	n/a	7.950%	8.150%	9.000%

The discount rate assumption takes into consideration current market expectations related to long-term interest rates and the projected duration of the Partnership's pension obligations based on a benchmark index with similar characteristics as the expected cash flow requirements of the Partnership's defined benefit pension plan over the long-term. The expected long-term rate of return on plan assets assumption reflects estimated future performance in the Partnership's pension asset portfolio considering the investment mix of the pension asset portfolio and historical asset performance. The expected return on plan assets is determined based on the expected long-term rate of return on plan assets and the market-related value of plan assets. The market-related value of pension plan assets is the fair value of the assets. Unrecognized actuarial gains and losses in excess of 10% of the greater of the projected benefit obligation and the market-related value of plan assets are amortized over the expected average remaining service period of active employees expected to receive benefits under the plan.

The 7.74% increase in health care costs assumed at September 24, 2011 is assumed to decrease gradually to 4.48% in fiscal 2028 and to remain at that level thereafter. An increase or decrease of the assumed health care cost trend rates by 1.0% in each year would have no material impact to the Partnership's benefit obligation as of September 24, 2011 nor the aggregate of service and interest components of net periodic postretirement benefit expense for fiscal 2011. The Partnership has concluded that the prescription drug benefits within the retiree medical plan do not entitle the Partnership to an available Medicare subsidy.